Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

9. PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2018 and 2017, property, plant and equipment consist of:

	December 31,
	2018	2017
Office buildings	$4,833,162	$5,177,737
Electronic equipment, furniture and fixtures	4,385,548	11,422,706
Motor vehicles	225,101	333,769
Purchased software	13,321,814	10,998,174
	22,765,625	27,932,386
Less: accumulated depreciation	(11,166,209)	(16,101,688)
Property, plant and equipment, net	$11,599,416	$11,830,698

Depreciation expense for the years ended December 31, 2018, 2017, and 2016 were approximately $2.9 million, $2.0 million, and $1.7 million, respectively.

Company’s office buildings, with net carry value of approximately $3.0 million, are used as collateral for its short-term bank loan.